Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 203,270	$ 62,249
Bad debt expense	38,409	167,315
Charge offs, net	(164,402)	(26,293)
Ending balance	$ 80,207	$ 203,270